Schedule of trade and other receivables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Trade and other current receivables [abstract]
Trade receivables (net of allowance)		₨ 772,769	₨ 2,256,524
Receivables from joint venture		15,418	7,993
Receivable from other related parties		3,317	3,808
Refund and other receivable (net of allowance)		78,322	100,070
Total		869,826	2,368,395
Contract Assets		626		₨ 22,584
Total	$ 11,901	₨ 870,452	₨ 2,368,395